Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

BMO Commercial Mortgage Securities, LLC

151 West 42nd Street

New York, NY 10036

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by BMO Commercial Mortgage Securities, LLC (the “Company,” as the engaging party) and BMO Capital Markets Corp., Bank of Montreal, Starwood Mortgage Capital LLC, and Drexel Hamilton, LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BWAY Commercial Mortgage Trust 2022-26BW, Commercial Mortgage Pass-Through Certificates, Series 2022-26BW securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single mortgage loan (the “Mortgage Loan Asset”) secured by a mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of February 6, 2022.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on January 25, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2022-26BW Accounting Tape Final.xlsx (provided on January 25, 2022).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.

•	The phrase “Engineering Report” refers to a property condition assessment document or exhibit.

•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.

•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.

•	The phrase “Loan Agreement” refers to a signed or draft loan agreement.

•	The phrase “Mezzanine Loan Agreement” refers to a signed or draft mezzanine loan agreement.

•	The phrase “Non-Consolidation Opinion” refers to the opinion of counsel indicating a non-consolidation requirement.

•	The phrase “Title Policy” refers to a proforma title policy.

•	The phrase “Underwritten Cash Flow” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

•	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From December 27, 2021 through January 25, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

January 25, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

BWAY 2022-26BW	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Loan No.	None - Company Provided	None
2	Loan Flag	None - Company Provided	None
3	Prop Flag	None - Company Provided	None
4	Loan Name	None - Company Provided	None
5	Property Name	None - Company Provided	None
6	Originator	Loan Agreement	None
7	Loan Seller	None - Company Provided	None
8	Primary Type	Appraisal Report	None
9	Secondary Type	Appraisal Report	None
10	Properties per Loan	None - Company Provided	None
11	Address	Appraisal Report	None
12	City	Appraisal Report	None
13	State	Appraisal Report	None
14	Zip Code	Appraisal Report	None
15	Year Built	Appraisal Report	None
16	Latest Renovation	Appraisal Report	None
17	"As-is" Appr. Value	Appraisal Report	None
18	"As-is" Value Date	Appraisal Report	None
19	Appraised Value / Unit	Recalculation	None
20	Appraisal Firm	Appraisal Report	None
21	FIRREA	Appraisal Report	None
22	Date of Seismic Report	Not Applicable*	None
23	Seismic Firm	Not Applicable*	None
24	Located in Seismic Zone (Yes/No)	Engineering Report	None
25	PML (%)	Not Applicable*	None
26	Date of Engineering Report	Engineering Report	None
27	Engineering Firm	Engineering Report	None
28	Date of Phase I Report	Environmental Report	None
29	Environmental Firm	Environmental Report	None
30	Material Recognized Environmental Concern (Y/N)	Environmental Report	None
31	Phase II Recommended (Yes/No)	Environmental Report	None
32	Date of Phase II Report	Environmental Report	None
33	Collateral SF	Underwritten Rent Roll	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

BWAY 2022-26BW	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
34	Primary Unit of Measure	Underwritten Rent Roll	None
35	Occupancy	Underwritten Rent Roll	None
36	Occupancy Date	Underwritten Rent Roll	None
37	Largest Tenant	Underwritten Rent Roll	None
38	Largest Tenant Leased SF	Underwritten Rent Roll	None
39	Largest Tenant % of NSF	Recalculation	None
40	Largest Tenant Lease Expiration	Underwritten Rent Roll	None
41	2nd Largest Tenant	Underwritten Rent Roll	None
42	2nd Largest Tenant Leased SF	Underwritten Rent Roll	None
43	2nd Largest Tenant % of NSF	Recalculation	None
44	2nd Largest Tenant Lease Expiration	Underwritten Rent Roll	None
45	3rd Largest Tenant	Underwritten Rent Roll	None
46	3rd Largest Tenant Leased SF	Underwritten Rent Roll	None
47	3rd Largest Tenant % of NSF	Recalculation	None
48	3rd Largest Tenant Lease Expiration	Underwritten Rent Roll	None
49	4th Largest Tenant	Underwritten Rent Roll	None
50	4th Largest Tenant Leased SF	Underwritten Rent Roll	None
51	4th Largest Tenant % of NSF	Recalculation	None
52	4th Largest Tenant Lease Expiration	Underwritten Rent Roll	None
53	5th Largest Tenant	Underwritten Rent Roll	None
54	5th Largest Tenant Leased SF	Underwritten Rent Roll	None
55	5th Largest Tenant % of NSF	Recalculation	None
56	5th Largest Tenant Lease Expiration	Underwritten Rent Roll	None
57	Single Tenant	Underwritten Rent Roll	None
58	Cut-off Date	None - Company Provided	None
59	Mortgage Loan Original Balance	Loan Agreement	None
60	Mortgage Loan Cut-off Date Balance	Recalculation	None
61	Mortgage Loan Maturity Balance	Recalculation	None
62	Mortgage Loan Balance / SF	Recalculation	None
63	Mezzanine Loan Original Balance	Mezzanine Loan Agreement	None
64	Mezzanine Loan Cut-off Date Balance	Recalculation	None
65	Mezzanine Loan Maturity Balance	Recalculation	None
66	Mezzanine Loan Balance / SF	Recalculation	None
67	Total Debt Original Balance	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

BWAY 2022-26BW	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
68	Total Debt Cut-off Date Balance	Recalculation	None
69	Total Debt Maturity Balance	Recalculation	None
70	Total Debt Balance / SF	Recalculation	None
71	Mortgage Loan "As Is" Cut-off Date LTV	Recalculation	None
72	Mortgage Loan "As Is" Maturity LTV	Recalculation	None
73	Total Debt "As Is" Cut-off Date LTV	Recalculation	None
74	Total Debt "As Is" Maturity LTV	Recalculation	None
75	Mortgage Loan Coupon	None - Company Provided	None
76	Mortgage Loan Annual Debt Service	Recalculation	None
77	Mezzanine Loan Coupon	Mezzanine Loan Agreement	None
78	Mezzanine Loan Annual Debt Service	Recalculation	None
79	Total Debt Annual Debt Service	Recalculation	None
80	Note Date	None - Company Provided	None
81	Borr. Legal Name	Loan Agreement	None
82	Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement	None
83	Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement	None
84	Recourse Guarantor Name	Guaranty Agreement	None
85	Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty Agreement	None
86	Related Borrower	Not Applicable*	None
87	Loan Purpose	None - Company Provided	None
88	Payment Day	Loan Agreement	None
89	Interest Accrual Begin	Loan Agreement	None
90	Interest Accrual End	Loan Agreement	None
91	Interest Calculation	Loan Agreement	None
92	Amortization Type	Loan Agreement	None
93	Amortization Start Date	Not Applicable*	None
94	Mezz Amort	Not Applicable*	None
95	IO Period	Recalculation	None
96	IO Start Date	Loan Agreement	None
97	First Pmt Date	Loan Agreement	None
98	Maturity Date	Loan Agreement	None
99	Original Term	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

BWAY 2022-26BW	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
100	Seasoning	Recalculation	None
101	Remaining Term	Recalculation	None
102	Prepayment Description	Loan Agreement	None
103	Partial Prepayment Permitted (Provisions)	Not Applicable*	None
104	Lockout Period	Loan Agreement	None
105	Prepayment Period	Loan Agreement	None
106	Open Period	Loan Agreement	None
107	Lockout Exp Date	Loan Agreement	None
108	Prepayment Penalty Start Date	Loan Agreement	None
109	Prepayment Penalty End Date	Loan Agreement	None
110	Grace Days Default	Loan Agreement	None
111	Grace Days Late Fee	Loan Agreement	None
112	Default Rate	Loan Agreement	None
113	Late Fee	Loan Agreement	None
114	SPE	Loan Agreement	None
115	Non Consolidation Opinion (Yes/No)	Non-Consolidation Opinion	None
116	Ind. Director	Loan Agreement	None
117	Partial Release Permitted	Loan Agreement	None
118	Partial Release Description	Loan Agreement	None
119	Lien Position	Title Policy	None
120	Fee Simple / Leasehold	Title Policy	None
121	Ground Lease	Not Applicable*	None
122	Ground Lease Exp.	Not Applicable*	None
123	Annual Ground Lease Payment	Not Applicable*	None
124	Lockbox Type	Loan Agreement	None
125	Cash Management	Loan Agreement	None
126	Excess Cash Trap Trigger	Loan Agreement	None
127	Initial Tax Reserve	Loan Agreement	None
128	Initial Insurance Reserve	Loan Agreement	None
129	Initial Replacement Reserve	Loan Agreement	None
130	Initial TI/LC Reserve	Loan Agreement	None
131	Initial Deferred Maintenance Reserve	Loan Agreement	None
132	Initial Environmental Reserve	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

BWAY 2022-26BW	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
133	Initial Debt Service Reserve	Loan Agreement	None
134	Initial Other Reserve	Loan Agreement	None
135	Initial Other Reserve Description	Loan Agreement	None
136	Ongoing Tax Escrow	Loan Agreement	None
137	Ongoing Insurance Escrow	Loan Agreement	None
138	Ongoing Replacement Reserves	Loan Agreement	None
139	Ongoing TI/LC	Loan Agreement	None
140	Ongoing Other Reserve	Loan Agreement	None
141	Ongoing Other Reserve Description	Loan Agreement	None
142	3rd Most Recent Financial Statement Date	Underwritten Cash Flow	None
143	3rd Most Recent NCF	Underwritten Cash Flow	$1.00
144	2nd Most Recent Financial Statement Date	Underwritten Cash Flow	None
145	2nd Most Recent NCF	Underwritten Cash Flow	$1.00
146	Most Recent Financial Statement Date	Underwritten Cash Flow	None
147	Most Recent NCF	Underwritten Cash Flow	$1.00
148	UW EGI	Underwritten Cash Flow	$1.00
149	UW Expenses	Underwritten Cash Flow	$1.00
150	UW NOI	Underwritten Cash Flow	$1.00
151	UW Replacement Reserves	Underwritten Cash Flow	$1.00
152	UW TI/LC	Underwritten Cash Flow	$1.00
153	UW NCF	Underwritten Cash Flow	$1.00
154	Mortgage Loan UW NOI DSCR	Recalculation	None
155	Mortgage Loan UW NCF DSCR	Recalculation	None
156	Mortgage Loan UW NOI Debt Yield	Recalculation	None
157	Mortgage Loan UW NCF Debt Yield	Recalculation	None
158	Total Debt UW NOI DSCR	Recalculation	None
159	Total Debt UW NCF DSCR	Recalculation	None
160	Total Debt UW NOI Debt Yield	Recalculation	None
161	Total Debt UW NCF Debt Yield	Recalculation	None
162	Master & Primary Fee Rate	Fee Schedule	None
163	Cert Admin / Trustee Fee Rate	Fee Schedule	None
164	Operating Advisor Fee	Fee Schedule	None
165	CREFC Fee	Fee Schedule	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

BWAY 2022-26BW	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
166	Admin Fee Rate	Recalculation	None
167	RE Tax	Loan Agreement	None
168	Insurance	Loan Agreement	None
169	Replacement Reserves	Loan Agreement	None
170	TI/LC	Loan Agreement	None
171	Immediate Repairs	Loan Agreement	None
172	Other Escrows	Loan Agreement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

BWAY 2022-26BW	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	Appraised Value / Unit	Quotient of (i) "As-is" Appr. Value and (ii) Collateral SF.
39	Largest Tenant % of NSF	Quotient of (i) Largest Tenant Leased SF and (ii) Collateral SF.
43	2nd Largest Tenant % of NSF	Quotient of (i) 2nd Largest Tenant Leased SF and (ii) Collateral SF.
47	3rd Largest Tenant % of NSF	Quotient of (i) 3rd Largest Tenant Leased SF and (ii) Collateral SF.
51	4th Largest Tenant % of NSF	Quotient of (i) 4th Largest Tenant Leased SF and (ii) Collateral SF.
55	5th Largest Tenant % of NSF	Quotient of (i) 5th Largest Tenant Leased SF and (ii) Collateral SF.
60	Mortgage Loan Cut-off Date Balance	Set equal to the Mortgage Loan Original Balance.
61	Mortgage Loan Maturity Balance	Set equal to the Mortgage Loan Original Balance.
62	Mortgage Loan Balance / SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Collateral SF.
64	Mezzanine Loan Cut-off Date Balance	Set equal to the Mezzanine Loan Original Balance.
65	Mezzanine Loan Maturity Balance	Set equal to the Mezzanine Loan Original Balance.
66	Mezzanine Loan Balance / SF	Quotient of (i) Mezzanine Loan Cut-off Date Balance and (ii) Collateral SF.
67	Total Debt Original Balance	Sum of (i) Mortgage Loan Original Balance and (ii) Mezzanine Loan Original Balance.
68	Total Debt Cut-off Date Balance	Sum of (i) Mortgage Loan Cut-off Date Balance and (ii) Mezzanine Loan Cut-off Date Balance.
69	Total Debt Maturity Balance	Sum of (i) Mortgage Loan Maturity Balance and (ii) Mezzanine Loan Maturity Balance.
70	Total Debt Balance / SF	Quotient of (i) Total Debt Cut-off Date Balance and (ii) Collateral SF.
71	Mortgage Loan "As Is" Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) "As-is" Appr. Value.
72	Mortgage Loan "As Is" Maturity LTV	Quotient of (i) Mortgage Loan Maturity Balance and (ii) "As-is" Appr. Value.
73	Total Debt "As Is" Cut-off Date LTV	Quotient of (i) Total Debt Cut-off Date Balance and (ii) "As-is" Appr. Value.
74	Total Debt "As Is" Maturity LTV	Quotient of (i) Total Debt Maturity Balance and (ii) "As-is" Appr. Value.
76	Mortgage Loan Annual Debt Service	Product of (i) Mortgage Loan Original Balance, (ii) Mortgage Loan Coupon, and (iii) Interest Calculation.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com

BWAY 2022-26BW	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
78	Mezzanine Loan Annual Debt Service	Product of (i) Mezzanine Loan Original Balance, (ii) Mezzanine Loan Coupon, and (iii) Interest Calculation.
79	Total Debt Annual Debt Service	Sum of (i) Mortgage Loan Annual Debt Service and (ii) Mezzanine Loan Annual Debt Service.
95	IO Period	Count of the number of monthly payment dates, from and inclusive of (i) IO Start Date, to and including (ii) Maturity Date.
99	Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Pmt Date, to and including (ii) Maturity Date.
100	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Pmt Date, to and including (ii) Cut-off Date.
101	Remaining Term	Difference between (i) Original Term and (ii) Seasoning.
154	Mortgage Loan UW NOI DSCR	Quotient of (i) UW NOI and (ii) Mortgage Loan Annual Debt Service.
155	Mortgage Loan UW NCF DSCR	Quotient of (i) UW NCF and (ii) Mortgage Loan Annual Debt Service.
156	Mortgage Loan UW NOI Debt Yield	Quotient of (i) UW NOI and (ii) Mortgage Loan Cut-off Date Balance.
157	Mortgage Loan UW NCF Debt Yield	Quotient of (i) UW NCF and (ii) Mortgage Loan Cut-off Date Balance.
158	Total Debt UW NOI DSCR	Quotient of (i) UW NOI and (ii) Total Debt Annual Debt Service.
159	Total Debt UW NCF DSCR	Quotient of (i) UW NCF and (ii) Total Debt Annual Debt Service.
160	Total Debt UW NOI Debt Yield	Quotient of (i) UW NOI and (ii) Total Debt Cut-off Date Balance.
161	Total Debt UW NCF Debt Yield	Quotient of (i) UW NCF and (ii) Total Debt Cut-off Date Balance.
166	Admin Fee Rate	Sum of (i) Master & Primary Fee Rate, (ii) Cert Admin / Trustee Fee Rate, (iii) Operating Advisor Fee and (iv) CREFC Fee.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com